UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fine Capital Partners, L.P.
Address: 590 Madison Avenue
         5th Floor
         New York, New York  10022

13F File Number:  28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Fine
Title:     Manager of the General Partner
Phone:     212.492.8200

Signature, Place, and Date of Signing:

     Debra Fine     New York, New York     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $300,025 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEP INDS INC                   COM              001031103     5867   153262 SH       SOLE                   153262
AEROPOSTALE                    COM              007865108     1992    58500 SH       SOLE                    58500
ARCH CAP GROUP LTD             ORD              G0450A105     7434   103900 SH       SOLE                   103900
ASSET ACCEP CAP CORP           COM              04543P100     6688   986400 SH       SOLE                   986400
ASSOCIATED BANC CORP           COM              045487105     4969   451300 SH       SOLE                   451300
ASSURED GUARANTY LTD           COM              G0585R106    28057  1289400 SH       SOLE                  1289400
CITIZENS REPUBLIC BANCORP IN   COM              174420109     3896  5646900 SH       SOLE                  5646900
COINSTAR INC                   COM              19259P300    33322  1199514 SH       SOLE                  1199514
GYMBOREE CORP                  COM              403777105     3992    91700 SH       SOLE                    91700
LIBERTY GLOBAL INC             COM SER A        530555101    11383   519990 SH       SOLE                   519990
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    16703   699452 SH       SOLE                   699452
MACYS INC                      COM              55616P104     8987   536200 SH       SOLE                   536200
MARINEMAX INC                  COM              567908108     4782   520300 SH       SOLE                   520300
MARSHALL & ILSLEY CORP NEW     COM              571837103     7914  1452200 SH       SOLE                  1452200
MBIA INC                       COM              55262C100       25    10100 SH  CALL SOLE                    10100
MBIA INC                       COM              55262C100    33332  8374890 SH       SOLE                  8374890
MF GLOBAL LTD                  SHS              G60642108    21439  3084800 SH       SOLE                  3084800
PHH CORP                       COM NEW          693320202    19918  1236400 SH       SOLE                  1236400
POLYONE CORP                   COM              73179P106    18383  2460860 SH       SOLE                  2460860
RADIO ONE INC                  CL D NON VTG     75040P405     7700  2646197 SH       SOLE                  2646197
REGIONS FINANCIAL CORP NEW     COM              7591EP100     6681  1263000 SH       SOLE                  1263000
SLM CORP                       COM              78442P106     8490   753300 SH       SOLE                   753300
TICKETMASTER ENTMT INC         COM              88633P302    20386  1668284 SH       SOLE                  1668284
UNITED ONLINE INC              COM              911268100     6162   857000 SH       SOLE                   857000
WEBSTER FINL CORP CONN         COM              947890109     2455   206800 SH       SOLE                   206800
YAHOO INC                      COM              984332106     9068   540400 SH       SOLE                   540400